Schedule of Investments
May 31, 2026 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 96.60%

Automobiles & Components - 6.60%
Tesla, Inc. (2)			2,331	1,015,826
Toyota Motor Corp. ADR			2,171	412,381

				1,428,208

Banks - 1.91%
First Financial Bankshares, Inc.			6,395	208,989
Texas Capital Bancshares, Inc.			2,050	203,955

				412,943

Capital Goods - 14.04%
Caterpillar, Inc.			826	723,469
Comfort Systems USA, Inc.			216	394,893
Firefly Aerospace, Inc. (2)			1,900	88,331
IES Holdings, Inc. (2)			422	286,264
Jacobs Solutions, Inc.			730	87,498
Kratos Defense & Security (2)			1,619	103,826
Lennox International, Inc.			238	119,514
Lockheed Martin Corp.			597	316,679
Powell Industries, Inc.			451	128,273
Quanta Services, Inc.			541	385,046
Rush Enterprises, Inc. Class A			1,537	106,560
Sterling Construction Co., Inc. (2)			223	191,967
Swarmer, Inc. (2)			1,900	106,799

				3,039,120

Chemicals - 0.49%
Huntsman Corp. (2)			6,880	105,608

Commercial & Professional Services - 3.82%
CECO Environmental Corp. (2)			3,124	233,519
Copart, Inc. (2)			6,391	209,433
Waste Management, Inc.			1,821	385,069

				828,021

Construction Materials - 1.01%
Eagle Materials, Inc.			484	107,051
United States Lime & Mineral, Inc.			984	112,166

				219,217

Consumer Durables & Apparel - 1.43%
D.R. Horton, Inc.			2,106	309,772

Diversified Financials - 3.19%
Texas Pacific Land Corp.			226	88,818
The Charles Schwab Corp.			5,555	485,229
Victory Capital Holdings, Inc. Class A			1,388	117,355

				691,403

Energy Equipment & Services - 0.51%
Baker Hughes Co.			1,729	110,449

Financial Services - 2.24%
AST SpaceMobile, Inc. Class A (2)			2,081	236,006
Corebridge Financial, Inc. (2)			9,250	249,750

				485,756

Food & Staples Retailing - 1.13%
Sysco Corp. (2)			3,236	245,321

Food, Beverage & Tobacco - 1.27%
Keurig Dr Pepper, Inc. (2)			9,190	275,976

Gas Utilities - 0.91%
Atmos Energy Corp.			1,162	196,529

Health Care Equipment & Services - 2.22%
McKesson Corp.			518	384,584
Tenet Healthcare Corp. (2)			550	96,426

				481,010

Household & Personal Products - 1.00%
Kimberly-Clark Corp. (2)			2,210	215,696

Independent Power and Renewable Electricity Producers - 0.57%
Talen Energy Corp. (2)			319	123,389

Integrated Oil & Gas - 3.12%
Exxon Mobil Corp.			4,021	584,090
Occidental Petroleum Corp.			1,626	92,080

				676,171

Media & Entertainment - 2.25%
Alphabet, Inc. (2)			1,283	487,976

Metals & Mining - 0.74%
Allegheny Technologies, Inc. (2)			916	160,447

Oil & Gas - Refining & Marketing - 0.46%
HF Sinclair Corp.			1,412	98,685

Oil & Gas Equipment Services - 1.57%
Halliburton Co.			2,459	95,532
Schlumberger Ltd.			2,724	148,594
TechnipFMC plc			1,385	94,762

				338,888

Oil & Gas Exploration & Production - 2.47%
ConocoPhillips			2,250	256,455
Devon Energy Corp. (2)			1,517	67,491
Diamondback Energy, Inc.			512	98,038
EOG Resources, Inc.			837	111,639

				533,623

Oil & Gas Storage & Transportation - 1.35%
Cheniere Energy, Inc.			339	76,228
Kinder Morgan, Inc.			3,747	116,457
Targa Resources Corp.			391	99,732

				292,417

Oil, Gas & Consumable Fuels - 5.56%
Chevron Corp.			3,212	586,062
Kinetik Holdings, Inc. (2)			4,246	195,104
Permian Resources Corp. (2)			4,658	89,573
Phillips 66			677	119,071
Uranium Energy Corp. (2)			7,002	96,418
Valero Energy Corp.			479	117,269

				1,203,496

Pharmaceuticals, Biotechnology & Life Science - 1.04%
Natera, Inc. (2)			1,005	224,487

Real Estate Management & Development - 1.23%
CBRE Group, Inc. Class A (2)			2,126	265,835

Retail & Wholesale - Discertionary - 0.48%
Academy Sports & Outdoors, Inc.			1,976	104,333

Retailing - 2.36%
Amazon.com, Inc. (2)			1,889	511,239

Semiconductors & Semiconductor Equipment - 6.68%
Cirrus Logic, Inc. (2)			1,553	263,932
Diodes, Inc. (2)			2,368	249,398
Silicon Laboratories, Inc. (2)			1,178	256,333
Texas Instruments, Inc.			2,212	676,164

				1,445,827

Software & Services - 7.16%
Crowdstrike Holdings, Inc. Class A (2)			869	635,239
Oracle Corp.			4,049	914,183

				1,549,422

Technology Hardware & Equipment - 10.97%
Apple, Inc.			1,191	371,663
Applied Optoelectronics, Inc. (2)			1,390	220,190
Dell Technologies, Inc. Class C			2,366	995,873
Flex Ltd. (2)			2,640	398,059
HP, Inc.			9,020	388,221

				2,374,006

Telecommunication Services - 2.24%
AT&T, Inc.			19,533	484,418

Transportation - 0.72%
Southwest Airlines Co.			3,647	156,639

Utilities - 3.86%
CenterPoint Energy, Inc.			4,569	193,086
NRG Energy, Inc.			1,608	215,601
Vistra Corp.			2,663	426,692

				835,379

Total Common Stock			(Cost $ 14,966,531)	20,911,704

Warrants - 0.05%

Intergrated Oil & Gas - 0.05%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	10,415

Total Warrants			(Cost $ 0)	10,415

Money Market Registered Investment Companies - 3.34%

Federated Hermes Government Obligations Fund - Institutional Class - 3.50% (3)			723,717	723,717

Total Money Market Registered Investment Companies			(Cost $ 723,717)	723,717

Total Investments - 99.99%			(Cost $ 15,803,813)	21,646,935

Other Assets Less Liabilities - 0.01%				764

Total Net Assets - 100.00%				21,647,699

Purchased Options - 0.01%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Put Options
Invesco QQQ, Strike @ $580.00	50	6/18/2026	2,900,000	1,100

Total Options			(Cost $ 113,564)	1,100

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 29, 2026 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$21,646,935	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$21,646,935	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2026.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at May 31, 2026.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.